Judicial Deposits Transactions (Detail) - BRL (R$) R$ in Thousands	Sep. 30, 2018		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	Jan. 01, 2015
Deposit assets, gross	R$ 9,821,975		R$ 11,246,144		R$ 11,255,087
Provision for losses	(809,507)	[1]	(1,933,034)	[1],[2]	(1,889,563)	[2]
Deposit Assets	9,012,468		9,313,110		9,365,524
Current	1,391,008		1,023,348		977,550			R$ 3,133,000
Non-current	7,621,460		8,289,762		8,387,974		R$ 8,953,144
Civil
Deposit assets, gross	6,225,742		6,948,344		6,949,458
Tax
Deposit assets, gross	2,324,417		2,660,132		2,664,038
Labor
Deposit assets, gross	R$ 1,271,816		R$ 1,637,668		R$ 1,641,591

[1]	The Company performed a reconciliation of the judicial deposits and as a result of that reconciliation the Company recognized a write off in prior years and also recorded this provision for estimated losses for the judicial deposits that was estimated based on external information available (bank statements received from the depositaries and/or information obtained on the State Judicial Court's website) and internal information available (internal systems). In 2018, this provision for estimated losses for the judicial deposits are in the process of reconciliation with the obtained statements.
[2]	As mentioned in Note 2, during 2017 the Company performed a reconciliation of the judicial deposits and as a result of that reconciliation the Company recognized a write off in prior years and also recorded this provision for estimated losses for the judicial deposits that was estimated based on external information available (bank statements received from the depositaries and/or information obtained on the State Judicial Court's website) and internal information available (internal systems).